Additional information (unaudited) (Details) - Schedule of condensed combined statements of income and comprehensive income	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
The Company [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	$ 17,358,914
COSTS AND EXPENSES
Cost of sales	15,428,131
General and administrative expenses	2,050,954
Sales and marketing expenses	367,633
Total costs and expenses	17,846,718
(LOSS) INCOME FROM OPERATIONS	(487,804)
OTHER (EXPENSES) INCOME
Interest expenses	(396,188)
Other expenses	(360,032)
Other income	441,025
Total other expenses, net	(315,195)
(LOSS) INCOME BEFORE INCOME TAXES	(802,999)
PROVISION FOR INCOME TAXES	135,414
NET (LOSS) INCOME	(938,413)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(640,974)
COMPREHENSIVE (LOSS) INCOME	$ (1,579,387)
Basic (in Shares) | shares	19,035,038
Diluted (in Dollars per share) | $ / shares	$ 15,237,432
EARNINGS PER SHARE - BASIC (in Shares) | shares	(0.05)
EARNINGS PER SHARE - DILUTED (in Dollars per share) | $ / shares	$ (0.06)
Cheyi BVI [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	$ 79,321,839
COSTS AND EXPENSES
Cost of sales	72,395,079
General and administrative expenses	1,750,863
Sales and marketing expenses	436,805
Total costs and expenses	74,582,747
(LOSS) INCOME FROM OPERATIONS	4,739,092
OTHER (EXPENSES) INCOME
Interest expenses	(895,655)
Other expenses	(599)
Other income
Total other expenses, net	(896,254)
(LOSS) INCOME BEFORE INCOME TAXES	3,842,838
PROVISION FOR INCOME TAXES	842,756
NET (LOSS) INCOME	3,000,082
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(444,772)
COMPREHENSIVE (LOSS) INCOME	$ 2,555,310
Basic (in Shares) | shares	1
Diluted (in Dollars per share) | $ / shares	$ 1
EARNINGS PER SHARE - BASIC (in Shares) | shares
EARNINGS PER SHARE - DILUTED (in Dollars per share) | $ / shares
Adjustments [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COSTS AND EXPENSES
Cost of sales
General and administrative expenses
Sales and marketing expenses
Total costs and expenses
(LOSS) INCOME FROM OPERATIONS
OTHER (EXPENSES) INCOME
Interest expenses
Other expenses
Other income
Total other expenses, net
(LOSS) INCOME BEFORE INCOME TAXES
PROVISION FOR INCOME TAXES
NET (LOSS) INCOME
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment
COMPREHENSIVE (LOSS) INCOME
Basic (in Shares) | shares	(1)
Diluted (in Dollars per share) | $ / shares	$ (1)
EARNINGS PER SHARE - BASIC (in Shares) | shares
EARNINGS PER SHARE - DILUTED (in Dollars per share) | $ / shares
Combined [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	$ 96,680,753
COSTS AND EXPENSES
Cost of sales	87,823,210
General and administrative expenses	3,801,817
Sales and marketing expenses	804,438
Total costs and expenses	92,429,465
(LOSS) INCOME FROM OPERATIONS	4,251,288
OTHER (EXPENSES) INCOME
Interest expenses	(1,291,843)
Other expenses	(360,631)
Other income	441,025
Total other expenses, net	(1,211,449)
(LOSS) INCOME BEFORE INCOME TAXES	3,039,839
PROVISION FOR INCOME TAXES	978,170
NET (LOSS) INCOME	2,061,669
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(1,085,746)
COMPREHENSIVE (LOSS) INCOME	$ 975,923
Basic (in Shares) | shares	19,035,038
Diluted (in Dollars per share) | $ / shares	$ 15,237,432
EARNINGS PER SHARE - BASIC (in Shares) | shares	0.11
EARNINGS PER SHARE - DILUTED (in Dollars per share) | $ / shares	$ 0.14